Convertible loan notes	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Convertible loan notes
11. Convertible loan notes

	June 30,	December
	2022	31, 2021
	£’000	£’000
Novartis Loan Note	4,094	3,771
Loan Notes – private placement	11,858	10,613

Total	15,952	14,384

Current	15,952	—
Non-current	—	14,384
Novartis Loan Note is convertible at a fixed price of £0.265 per ordinary share and bears an
interest rate of 6% per annum with a maturity date of February 2023. Loan Notes from the June 2020 private placement are convertible at a fixed price of £
0.174
per ordinary share and bears an interest
rate
of 6% per annum with a maturity date of June 2023.